                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-10379
                                   ---------


                     PIMCO California Municipal Income Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------
Date of fiscal year end: April 30
                         --------

Date of reporting period: April 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report to Shareholder


                                                                   ANNUAL REPORT
                                                                         4.30.04
PIMCO MUNICIPAL INCOME FUND
PIMCO CALIFORNIA MUNICIPAL INCOME FUND
PIMCO NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------


                        CONTENTS
[PMF
LISTED                  Letter to Shareholders...........................      1
NYSE LOGO
OMITTED]                Performance and Statistics.......................    2-4

                        Schedules of Investments.........................   5-19

                        Statements of Assets and Liabilities.............     20
[PCQ
LISTED                  Statements of Operations.........................     21
NYSE LOGO
OMITTED]                Statements of Changes in Net Assets..............  22-23

                        Notes to Financial Statements....................  24-30

                        Financial Highlights.............................  31-33
[PNF
LISTED                  Report of Independent Registered
NYSE LOGO               Public Accounting Firm...........................     34
OMITTED]
                        Privacy Policy, Proxy Voting Policies and
                        Procedures, other information....................     35

                        Tax Information..................................     36

                        Dividend of Reinvestment Plan....................     37

                        Board of Trustees................................     38




                                                                       P I M C O
                                                                       ---------
                                                                        ADVISORS

PIMCO MUNICIPAL INCOME FUNDS  LETTER TO SHAREHOLDERS


                                                                   June 10, 2004

Dear Shareholder:

We are pleased to provide you with the annual report of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, and PIMCO New York Municipal Income Fund ("PIMCO Municipal Income Funds" or the "Funds") for the fiscal year ended April 30, 2004.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Funds, together with PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC) the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,

/s/ Stephen Treadway                      /s/ Brian S. Shlissel
--------------------                      ----------------------------------
Stephen Treadway                          Brian S. Shlissel
Chairman                                  President, Chief Executive Officer






                         10.31.03 | PIMCO Municipal Income Funds Annual Report 1

PIMCO MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
April 30, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                     PRIMARY INVESTMENTS:            INCEPTION DATE:
PMF                         Municipal fixed-income          June 29, 2001
                            securities, the interest from
OBJECTIVE:                  which is exempt from federal    TOTAL NET ASSETS(1):
To provide income exempt    income tax.                     $541.8 million
from federal income tax.
                                                            PORTFOLIO MANAGER:
                                                            Mark McCray
--------------------------------------------------------------------------------


TOTAL RETURN(2):                                    MARKET PRICE         NAV
--------------------------------------------------------------------------------
1 Year                                              2.15%                7.75%
Commencement of Operations (6/29/01) to 4/30/04     3.17%                6.34%



COMMON SHARE PRICE PERFORMANCE:          MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (6/29/01)     ---------------------------------------
to 4/30/04                               Market Price                    $13.55
[ ] Market Price                         ---------------------------------------
[ ] NAV                                  Net Asset Value                 $14.11
                                         ---------------------------------------
6/29/2001          15      14.31         Discount to Net Asset Value      3.97%
                   15      14.32         ---------------------------------------
                15.04      14.42         Market Price Yield(3)            7.20%
                15.01      14.57         ---------------------------------------
                15.05      14.62
                15.15      14.69
                15.16      14.82
                15.58      14.97
                15.34      14.84
                15.08      14.99
                15.05      14.95
                 14.4      14.48
                14.98      14.57
                15.05      14.87
                14.96      14.65
                14.88      14.69
                14.84      14.64
                14.75      14.85
                15.01      15.09
                14.93      14.54
                 14.9      14.37
                   15      14.45
                14.75      13.98
                14.99      13.92
                 14.2      13.96
                13.87      13.97
                 14.6      14.05
                14.48      14.38
                14.72      14.44
                14.67      14.23
                14.86      14.32
                14.95      14.41
                14.96      14.35
                14.83      14.53
                14.92      14.48
                 14.7      14.09
                14.76      13.97
                14.44      13.89
                 14.3      13.91
                14.47       14.1
                14.45       14.2
                14.28      14.06
                 14.6      14.22
                 14.7      14.22
                 14.6      14.29
                14.13      14.63
                14.64      13.97
                14.65      14.17
                14.79      14.29
                14.88      14.36
                14.85      14.44
                 14.8      14.45
                14.75      14.42
                14.95      14.49
                14.98      14.48
                 15.1      14.57
                14.94      14.66
                14.54      15.02
                15.06      14.54
                15.05       14.5
                14.92      14.43
                14.96      14.51
                15.04      14.74
                   15      14.68
                   15      14.83
                15.11      14.83
                15.11      14.91
                14.99      14.75
                14.69      14.18
                14.14       14.1
                14.79      14.25
                14.72      14.45
                 14.5      14.29
                14.22      14.16
                14.18      14.13
                14.21      14.29
                14.25      14.27
                14.28      14.35
                14.23      14.35
                14.45      14.38
                14.28      14.29
                 14.4      14.18
                14.22      14.26
                14.25      14.24
                14.49      14.25
                14.25      14.29
                14.35      14.33
                 14.3      14.35
                14.48      14.45
                14.56      14.42
                14.13      14.17
                14.45      14.22
                14.33      13.77
                14.18      13.76
                 14.2      13.99
                14.21      14.02
                14.28      14.08
                14.42      14.22
                14.57      14.26
                14.73      14.46
                14.75      14.43
                14.81      14.46
                 14.9      14.53
                14.74      14.31
                14.89      14.25
                14.98      14.23
                 14.8      14.11
                14.32       13.9
                14.06      13.74
                13.79      13.29
                13.93      13.47
                13.63      13.17
                13.74      13.19
                 13.7      13.23
                 13.9      13.32
                13.84      13.35
                13.78      13.68
                13.77      13.76
                13.86      13.73
                13.64      13.62
                13.65      13.58
                13.63      13.79
                13.73      13.85
                13.83       13.9
                13.84      14.07
                13.88      14.24
                13.85      14.28
                14.08      14.21
                14.05      14.25
                13.98      14.38
                13.92       14.4
                13.95      14.45
                14.38      14.66
                14.65      14.62
                14.66      14.64
                14.54      14.52
                14.74      14.64
                14.79      14.68
                14.49      14.71
                14.43      14.67
                14.71      14.81
                14.62      14.79
                14.72      14.75
                14.87       14.6
                14.68       14.4
                14.09      14.46
                13.96      14.31
                13.72      14.24
4/30/2004       13.55      14.11

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2004.

2 PIMCO Municipal Income Funds Annual Report | 4.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS April 30, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                         PRIMARY INVESTMENTS:        INCEPTION DATE:
PCQ                             Municipal fixed-income      June 29, 2001
                                securities, the interest
OBJECTIVE:                      from which is exempt from   TOTAL NET ASSETS(1):
To provide current income       federal and California      $397.9 million
exempt from federal and         State income tax.
California State income tax.                                PORTFOLIO MANAGER:
                                                            Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN(2):                                     MARKET PRICE       NAV
--------------------------------------------------------------------------------
1 Year                                               (0.28)%            4.95%
Commencement of Operations (6/29/01) to 4/30/04       1.81%             5.40%


COMMON SHARE PRICE PERFORMANCE:           MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (6/29/01)      --------------------------------------
to 4/30/04                                Market Price                    $13.19
[ ] Market Price                          --------------------------------------
[ ] NAV                                   Net Asset Value                 $13.92
                                          --------------------------------------
6/29/2001        15        14.3           Discount to Net Asset Value      5.24%
              15.03       14.29           --------------------------------------
              15.01       14.36           Market Price Yield(3)            7.01%
              15.03       14.46           --------------------------------------
              15.09       14.49
              15.34       14.51
              15.25       14.65
              15.88       14.84
               15.5       14.78
              15.33        14.9
              15.31       14.93
              14.95       14.52
                 15       14.67
              15.11        14.9
               15.1       14.76
              15.31       14.77
              15.23       14.76
              15.28       14.84
              15.35       14.92
              15.09        14.7
                 15       14.53
              15.39       14.49
               15.1       14.07
              15.09       13.99
               14.6       13.96
               14.7       14.01
              14.86       14.06
              15.02       14.35
              15.06       14.36
              15.05       14.22
              15.02       14.28
              15.18       14.35
              15.28       14.31
              15.06        14.4
               15.2       14.36
               15.2          14
               14.9       13.83
               14.7       13.65
               14.5       13.63
              14.44       13.85
              14.36       13.98
              14.68       13.86
              14.95       14.03
               14.9       14.09
              14.97       13.96
               14.7       13.81
              14.57       13.96
               14.9       14.07
              14.76       14.15
              14.75        14.2
              14.82       14.21
              14.85       14.24
              14.96       14.34
              14.85       14.38
              14.78       14.41
              14.89       14.49
                 15       14.32
              15.02       14.32
              15.13       14.28
              15.05       14.23
               15.2       14.34
              15.14       14.57
              15.35       14.64
               15.1       14.78
              15.05       14.84
              15.06       14.83
              14.95       14.64
              14.84       13.97
               14.7        13.9
              14.75       14.14
              15.01        14.3
               14.8       14.14
               14.8       14.01
              14.79          14
              14.46       14.16
              14.28       14.14
              14.09       14.15
              14.05       14.18
               14.5       14.18
               14.2       14.07
              14.13       13.97
              14.11       13.99
              14.14       13.96
              14.11       13.99
              14.02       14.01
                 14       14.07
              14.03       14.18
              14.06       14.29
              13.94       14.25
              13.74       13.95
              13.98       14.13
              13.96       14.03
              14.11       13.97
              14.14       14.11
               14.1       14.14
              14.08       14.23
              14.14       14.29
              14.21       14.37
               14.8       14.51
              14.86        14.5
              14.94       14.55
              14.92        14.6
               14.5       14.36
              14.65       14.27
              14.55       14.25
              14.19       14.14
              13.58       13.92
              13.17        13.6
              13.08       13.13
              13.41       13.31
              13.39          13
              13.37       13.06
              13.45       13.11
              13.47       13.24
              13.56        13.3
               13.5        13.5
               13.4       13.56
              13.67        13.5
              13.67       13.38
              13.35        13.4
              13.43       13.61
              13.37       13.67
              13.45       13.71
              13.45       13.87
              13.29       14.03
              13.39       14.09
              13.37       14.02
              13.29       14.04
              13.29       14.13
              13.32       14.15
              13.36       14.21
              13.54        14.4
              13.77       14.35
              13.79       14.34
              13.78       14.24
               13.9       14.35
              13.88       14.39
              13.88       14.47
              13.99       14.43
               14.1       14.48
               14.1       14.43
              14.07       14.39
              14.11       14.24
              13.96       14.16
              13.35       14.23
              13.33       14.09
              13.13       14.06
4/30/2004     13.19       13.92

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2004.

                          4.30.04 | PIMCO Municipal Income Funds Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS April 30, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                       PRIMARY INVESTMENTS:         INCEPTION DATE:
PNF                           Municipal fixed-income       June 29, 2001
                              securities, the interest
OBJECTIVE:                    from which is exempt from    TOTAL NET ASSETS(1):
To provide current income     federal, New York State      $161.9 million
exempt from federal,          and New York City income
New York State and New York   tax.                         PORTFOLIO MANAGER:
City income tax.                                           Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN(2):                                     MARKET PRICE       NAV
--------------------------------------------------------------------------------
1 Year                                               0.21%              6.45%
Commencement of Operations (6/29/01) to 4/30/04      0.59%              4.24%

COMMON SHARE PRICE PERFORMANCE:         MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (6/29/01)    --------------------------------------
to 4/30/04                              Market Price                    $12.70
[ ] Market Price                        --------------------------------------
[ ] NAV                                 Net Asset Value                 $13.44
                                        --------------------------------------
6/29/2001        15        14.3         Discount to Net Asset Value      5.51%
              15.09       14.33         --------------------------------------
               15.1       14.38         Market Yield Price(3)            7.09%
              15.07       14.46         --------------------------------------
              15.01       14.58
              15.06       14.59
               15.2       14.67
               15.4       14.81
               15.4       14.73
              15.18       14.79
              15.33       14.73
              14.25       14.27
              14.89       14.31
               14.9       14.57
              14.81       14.39
               14.7       14.36
              14.75       14.25
              14.63       14.47
              14.83       14.56
              14.96       14.19
              14.88       13.97
               14.7       14.11
              14.62       13.58
               14.6       13.54
               13.7       13.53
               13.7       13.51
              13.95       13.61
              14.44       14.02
              14.76       14.13
               14.8       13.89
              14.73       13.98
              14.73       14.14
               14.8        14.1
               14.7       14.33
              14.77       14.28
              14.55       13.87
               14.5       13.64
              13.93       13.58
              14.17        13.6
              14.18       13.81
              14.25       13.92
              14.31       13.78
              14.27       13.94
              14.37       13.96
              14.34       13.78
                 14       13.55
              13.96       13.71
               14.1       13.85
              14.33        13.9
              14.31       13.99
              14.32       13.98
              14.27       13.93
              14.44       14.02
               14.9       14.02
               14.7       14.11
              14.58       14.17
                 15       14.06
               14.8       14.05
              14.75       14.03
              14.67       13.97
              14.56       14.05
               14.7       14.28
              14.63       14.24
              14.55       14.39
              14.66       14.46
              14.75        14.5
               14.6       14.33
              14.18       13.73
              14.12       13.67
              14.37       13.86
              14.34       14.05
              13.93        13.9
              14.18       13.75
              14.05       13.72
              13.89       13.94
              13.69       13.96
              13.63       14.03
               13.5       14.12
              13.95       14.15
               13.8       13.92
               13.8       13.86
              13.42       13.85
               13.5       13.86
              13.51       13.88
              13.48       13.92
              13.51       13.94
               13.5       13.97
              13.68       14.04
              13.46       14.07
              13.23       13.75
              13.48       13.89
               13.5       13.31
              13.42       13.22
              13.38       13.46
               13.6       13.53
              13.77       13.64
              14.08       13.63
              14.28       13.82
              14.31       13.83
              14.37       13.86
              14.48       13.91
              14.36       13.71
              14.49       13.72
               14.4       13.69
               14.4       13.58
                 14       13.36
              13.77        13.2
              13.37       12.54
              13.45       12.96
               13.1       12.63
              13.25       12.68
              13.35       12.75
              13.39       12.86
              13.51       12.91
              13.47       13.22
              13.42       13.35
              13.52       13.26
              13.36       13.13
              13.38       13.08
               13.5       13.43
               13.5       13.45
               13.5       13.48
              13.23       13.65
              13.19       13.82
              13.31       13.86
              13.35       13.79
               13.3        13.8
              13.42       13.85
              13.34       13.86
              13.36       13.91
               13.6        14.1
              13.91       14.06
              13.97       14.05
              13.83       13.92
              14.05       14.05
              14.03       14.09
              14.14       14.13
              14.17       14.07
              14.04       14.15
              14.19       14.15
              14.23       14.13
              14.16          14
              14.06        13.8
              13.56       13.87
              13.07       13.67
              12.78       13.55
4/30/2004      12.7       13.44

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2004.

4 PIMCO Municipal Income Funds Annual Report | 4.30.04

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                     Credit Rating
     (000)                                                                     (Moody's/S&P)*          Value
-------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES--87.3%

           ALABAMA--2.0%
 $  2,500  Birmingham Baptist Med. Ctr., Baptist Health Syst.,
             5.875%, 11/15/24, Ser. A                                               A3/NR        $  2,566,500
    8,000  Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A                      A2/NR           8,186,160
                                                                                                 ------------
                                                                                                   10,752,660
                                                                                                 ------------
           ALASKA--0.9%
    6,000  Northern Tobacco Securitization Corp., 5.50%, 6/1/29                    Baa3/BBB         4,955,220
                                                                                                 ------------
           ARIZONA--0.4%
    2,000  Apache Cnty. Pollution Control Rev., Tucson Elec. Power Co.,
             5.875%, 3/1/33                                                         Ba3/B+          1,897,600
                                                                                                 ------------
           CALIFORNIA--1.8%
   10,000  Tobacco Securization Agcy. Rev., 6.75%, 6/1/39                          Baa3/BBB         9,414,500
                                                                                                 ------------
           COLORADO--2.3%
    3,000  Denver Health & Hosp. Auth. Healthcare Rev.,
             5.375%-6.00%, 12/1/23-12/1/28, Ser. A                                 Baa3/BBB         2,830,470
   12,400  Liberty Heights Health Auth. Retirement Facs. Rev.,
             zero coupon, 7/15/24                                                   NR/AAA          4,056,784
    4,965  Northwest Pkwy. Pub. Hwy. Auth., 7.125%, 6/15/41, Ser. D                 Ba1/BB+         5,147,762
                                                                                                 ------------
                                                                                                   12,035,016
                                                                                                 ------------
           CONNECTICUT--0.2%
    1,000  State Dev. Auth. Pollution Control Rev., Conn. Light & Power,
             5.85%, 9/1/28                                                          A3/BBB          1,043,210
                                                                                                 ------------
           DISTRICT OF COLUMBIA--1.0%
    5,855  Tobacco Settlement Fin. Corp., 6.25%, 5/15/24                           Baa3/BBB         5,475,069
                                                                                                 ------------
           FLORIDA--1.8%
    9,000  Highlands Cnty. Health Fac. Auth. Rev., Adventist Health Syst.,
             6.00%, 11/15/31, Ser. A                                                 A3/A           9,470,340
                                                                                                 ------------
           GEORGIA--2.1%
   10,000  Muni Elec. Auth. Power Rev., 5.50%, 1/1/20, Ser. Z (MBIA)                Aaa/AAA        11,066,800
                                                                                                 ------------
           ILLINOIS--12.1%
   10,115  Chicago Education Board GO, zero coupon, 12/1/31, Ser. A (FGIC)          Aaa/AAA         2,176,647
    9,080  Chicago, GO, 5.375%, 1/1/34, Ser. A (FGIC)                               Aaa/AAA         9,285,662
    2,000  Chicago Water Rev., 5.25%, 11/1/27 (FGIC)                                Aaa/AAA         2,034,280
    6,260  Dev. Fin. Auth. Hosp. Rev., Adventist Health Syst., 5.50%-5.65%,
             11/15/24-11/15/29                                                       A3/A           6,226,322
    5,000  Educational Fac. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A        Aa1/AA          5,059,150
    1,115  Educational Fac. Auth. Rev., Midwestern Univ.,
             5.50%, 5/15/18, Ser. B                                                 NR/BBB+         1,150,401
    3,000  Health Fac. Auth. Rev., Decatur Memorial Hosp., 5.75%, 10/1/24            A2/A           3,043,110
    5,425  Health Fac. Auth. Rev., Silver Cross Hosp., 5.50%, 8/15/25                NR/A-          5,337,657
   15,690  Lake Cnty. High School Dist., GO, zero coupon, 2/1/19-2/1/22,
             Ser. B (FGIC)                                                          Aaa/AAA         6,844,965

                           4.30.04  PIMCO Municipal Income Funds Annual Report 5

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                     Credit Rating
     (000)                                                                     (Moody's/S&P)*         Value
------------------------------------------------------------------------------------------------------------
           ILLINOIS--(CONCLUDED)
 $  7,345  Regional Transportation Auth., 5.50%, 6/1/23, Ser. B (FGIC)            Aaa/AAA      $  7,934,436
    2,500  State, GO, 5.375%, 8/1/14 (MBIA)                                       Aaa/AAA         2,718,950
    3,000  State Sales Tax Rev., 5.125%, 6/15/20                                  Aa3/AAA         3,112,890
    5,000  Univ. Rev., Auxiliary Fac. Syst., 5.25%, 4/1/32, Ser. B (FGIC)         Aaa/AAA         5,074,900
    4,000  Winnebago Boone ETC Cntys., Rock Valley Community College,
             5.30%, 10/1/18 (FGIC)                                                 Aaa/NR         4,196,600
                                                                                               ------------
                                                                                                 64,195,970
                                                                                               ------------
           INDIANA--1.8%
    6,500  Carmel School Bldg. Corp., 5.00%, 7/15/22 (MBIA)                       NR/AAA          6,608,810
    2,725  Richland Beanblossom School Bldg. Corp., 5.00%, 1/15/22 (FGIC)         Aaa/AAA         2,765,929
                                                                                               ------------
                                                                                                  9,374,739
                                                                                               ------------
           KANSAS--3.8%
           Wichita Hosp. Rev.,
    5,000    5.625%, 11/15/31, Ser. III                                            NR/A+          5,120,550
   14,370    6.25%, 11/15/24, Ser XI                                               NR/A+         15,294,422
                                                                                               ------------
                                                                                                 20,414,972
                                                                                               ------------
           KENTUCKY--0.8%
    4,000  Kentucky Development Fin. Auth. Hospital Rev.,
             6.00%, 10/1/1                                                         A3/A           4,376,440
                                                                                               ------------
           LOUISIANA--6.4%
   10,000  Local Gov't Environmental Fac., Community Dev. Auth. Rev.,
             6.55%, 9/1/25                                                         NR/A          10,858,400
   27,890  Tobacco Settlement Fin. Corp. Rev., 5.875%, 5/15/39                   Baa3/BBB        23,248,546
                                                                                               ------------
                                                                                                 34,106,946
                                                                                               ------------
           MARYLAND--0.4%
    2,000  Baltimore Water Proj. Rev., 5.125%, 7/1/42, Ser. A (FGIC)              Aaa/AAA         2,021,780
                                                                                               ------------
           MICHIGAN--4.9%
    2,000  Detroit, GO, 5.375%, 4/1/15-4/1/17, Ser. A-1 (MBIA)                    Aaa/AAA         2,164,080
    5,650  Forest Hills Pub. School, GO, 5.25%, 5/1/18                            Aa2/NR          6,022,787
    3,000  Mount Clemens Community School Dist., 5.00%, 5/1/31                    Aa1/AAA         3,018,600
       50  Royal Oak Hosp. Fin. Auth., William Beaumont Hosp.,
             5.25%, 11/15/35, Ser. M (MBIA)                                       Aaa/AAA            50,744
    4,000  State Hosp. Fac. Auth. Rev., Detroit Med. Ctr., 6.25%, 8/15/13          Ba3/B          3,441,160
    2,500  State Strategic Oblig. Rev., Detroit Edison Co., 5.45%, 9/1/29          A3/A-          2,538,975
    3,000  Taylor Tax lncrement Fin. Auth., 5.375%, 5/1/17 (FSA)                  Aaa/AAA         3,215,310
    6,255  Wayne Charter Cnty. Airport Fac. Rev., Northwest Airlines, Inc.,
             6.75%, 12/1/15                                                        NR/NR          5,728,704
                                                                                               ------------
                                                                                                 26,180,360
                                                                                               ------------
           MINNESOTA--0.6%
    3,000  Agricultural & Econ. Dev. Board Rev., Health Care Syst.,
             6.375%, 11/15/29, Ser. A                                              A2/A           3,205,830
                                                                                               ------------

6 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                     Credit Rating
     (000)                                                                     (Moody's/S&P)*          Value
-------------------------------------------------------------------------------------------------------------
           MISSOURI--0.5%
 $  2,500  Interstate 470 & 350 Trans. Dev., Motranson Rev., 6.35%, 5/1/22           NR/NR       $  2,535,025
                                                                                                 ------------
           NEVADA--3.6%
    3,000  Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC)                   Aaa/AAA         3,042,630
   12,000  Clark Cnty. Passenger Fac. Rev., 4.75%, 7/1/22 (MBIA)                    Aaa/AAA        11,869,800
    4,250  Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)            Aaa/AAA         4,361,817
                                                                                                 ------------
                                                                                                   19,274,247
                                                                                                 ------------
           NEW HAMPSHIRE--0.6%
    3,000  State Bus. Fin. Auth. Pollution Control Rev., Conn. Light & Power
             Co., 5.85%, 12/1/22                                                    A3/BBB          3,149,040
                                                                                                 ------------
           NEW JERSEY--4.0%
    1,860  Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
             5.60%-6.00%, 2/15/07-2/15/27                                           Ba2/NR          1,510,003
    3,000  Economic Dev. Auth. Rev., Arbor Glen, 5.875%, 5/15/16, Ser. A             NR/NR          2,739,900
   16,550  Economic Dev. Auth. Rev., Kapkowski Landfill Proj., 5.75%, 4/1/31        Baa3/NR        17,032,101
                                                                                                 ------------
                                                                                                   21,282,004
                                                                                                 ------------
           NEW MEXICO--0.5%
    2,500  Farmington Pollution Control Rev., Public Service Co.,
             5.80%, 4/1/22                                                         Baa2/BBB         2,585,725
                                                                                                 ------------
           NEW YORK--0.5%
    2,875  Westchester Cnty. Health Care Corp. Rev., 5.875%, 11/1/25,
             Ser. A                                                                 Ba1/BB          2,646,667
                                                                                                 ------------
           NORTH CAROLINA--0.6%
    3,000  State Fin. Agy. Rev., Duke Univ. Proj., 5.125%, 10/1/41, Ser. A          Aa1/AA+         3,011,760
                                                                                                 ------------
           OHIO--1.3%
    5,065  Lorain Cnty. Hosp. Rev., Catholic Healthcare Partners,
             5.625%-5.75%, 10/1/17-10/1/18                                          A1/AA-          5,394,115
    1,235  State Turnpike Rev., 5.50%, 2/15/15                                      Aa3/AA          1,346,249
                                                                                                 ------------
                                                                                                    6,740,364
                                                                                                 ------------
           PENNSYLVANIA--4.4%
    5,780  Allegheny Cnty. Hosp. Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B            B2/B           6,454,815
    1,000  Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30         Baa1/BBB+          995,820
    1,095  Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                    Aaa/AAA         1,147,100
    2,575  Delaware Cnty. Auth. College Rev., Neumann College,
             5.80%, 10/1/17                                                         NR/BBB-         2,610,381
    1,000  Philadelphia Auth. Indl. Rev., Franklin Institute, 5.20%, 6/15/26        Baa2/NR           917,050
    4,610  Philadelphia Hosp. & Higher Education Fac. Hosp. Rev., Temple
             Univ. Hosp.,
             6.625%, 11/15/23, Ser. A                                              Baa2/BBB         4,691,920
    6,200  State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
             6.00%, 1/15/31, Ser. A                                                  NR/A           6,494,686
                                                                                                 ------------
                                                                                                   23,311,772
                                                                                                 ------------

                           4.30.04  PIMCO Municipal Income Funds Annual Report 7

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                    Credit Rating
     (000)                                                                    (Moody's/S&P)*          Value
-------------------------------------------------------------------------------------------------------------
           PUERTO RICO--0.3%
 $  1,600  Elec. Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                         A3/A-       $  1,601,632
                                                                                               ------------
           RHODE ISLAND--3.0%
   18,000  Tobacco Settlement Fin. Corp. Rev., 6.25%, 6/1/42, Ser. A             Baa3/BBB        15,784,560
                                                                                               ------------
           SOUTH CAROLINA--4.3%
    5,500  Greenwood Cnty. Hosp. Rev., Self Memorial Hosp.,
             5.50%, 10/1/21-10/1/26                                                A2/A           5,591,465
    3,000  Jobs Economic Dev. Auth. Hosp. Facs. Rev., Georgetown
             Memorial Hosp.,
             5.375%, 2/1/30 (Radian)                                               NR/AA          3,041,910
   15,600  Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B                      Baa3/BBB        14,061,996
                                                                                               ------------
                                                                                                 22,695,371
                                                                                               ------------
           TENNESSEE--2.5%
    4,000  Knox Health Educational & Housing Fac. Rev., Baptist Health
             Syst., 6.375%, 4/15/22                                               Baa2/NR         4,063,760
    9,320  Memphis Health Educational & Housing Fac., Wesley Housing
             Corp., 6.95%, 1/1/20 (a)(b) (acquired 6/29/01; cost-$9,277,291)       NR/NR          9,319,814
                                                                                               ------------
                                                                                                 13,383,574
                                                                                               ------------
           TEXAS--9.4%
    1,750  Austin Convention Enterprises Inc., 5.75%, 1/1/32, Ser. B              A3/BBB-         1,765,243
    4,000  Austin Water & Wastewater Syst. Rev., 5.25%, 5/15/31, Ser. A &
             B (FSA)                                                              Aaa/AAA         4,070,440
    2,935  Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac.,
             5.25%, 11/15/19                                                       NR/A-          2,910,346
    2,865  Corpus Christi Refin. & Improvement, GO, 5.375%, 3/1/18 (FSA)          Aaa/AAA         3,094,458
    3,680  Duncanville Indpt. School Dist., 5.25%, 2/15/32, Ser. B                Aaa/AAA         3,745,504
    5,000  Harris Cnty. Health Fac. Dev. Corp., Christus Health, 5.375%,
             7/1/29, Ser. A (MBIA)                                                Aaa/AAA         5,090,000
    7,000  Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann
             Healthcare, 6.375%, 6/1/29                                            A2/A           7,806,820
    1,840  Houston Water Conveyance Syst., CP., 6.25%, 12/15/12, Ser. J
             (AMBAC)                                                              Aaa/AAA         2,152,138
    2,000  Mansfield Indpt. School Dist., GO, 5.25%, 2/15/23                      Aaa/AAA         2,068,940
    4,380  Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31
             (AMBAC).                                                             Aaa/AAA         4,580,341
    4,530  State Water Financial Assistance, 5.30%, 8/1/18, Ser. A                Aa1/AA          4,808,369
    7,450  Water Dev. Board Rev., 5.125%, 7/15/18                                 Aaa/AAA         7,723,341
                                                                                               ------------
                                                                                                 49,815,940
                                                                                               ------------
           UTAH--1.3%
    7,000  Salt Lake Cnty. Hosp. Rev., IHC Health Services Inc., 5.125%,
             2/15/33 (AMBAC)                                                      Aaa/AAA         7,023,940
                                                                                               ------------
           WASHINGTON--3.5%
    3,120  Cowlitz Cnty. School Dist., GO, 5.625%, 12/1/14-12/1/16 (FSA)          Aaa/NR          3,424,154
    5,000  Kent, GO, 5.375%, 12/1/20 (MBIA)                                       Aaa/AAA         5,271,400

8 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


----------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------------
           WASHINGTON--(CONCLUDED)
 $  5,420  King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA)            Aaa/AAA      $  5,646,448
    4,000  Northwest Energy Elec. Rev., 5.50%, 7/1/13-7/1/15, Ser. A             Aa1/AA-         4,402,400
                                                                                              ------------
                                                                                                18,744,402
                                                                                              ------------
           WISCONSIN--3.7%
   14,785  Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17               Baa3/BBB        14,011,574
    3,515  State, GO, 5.00%, 5/1/22, Ser. A (FGIC)                               Aaa/AAA         3,589,237
    2,230  State Health & Educational Fac. Auth. Rev., Kenosha Hosp. &
             Med. Ctr., 5.625%, 5/15/29                                           NR/A           2,237,292
                                                                                              ------------
                                                                                                19,838,103
                                                                                              ------------
           Total Municipal Bonds & Notes (cost-$462,308,260)                                   463,411,578
                                                                                              ------------
 VARIABLE RATE NOTES (b)(c)(d)(e)--10.1%

           HAWAII--0.7%
    3,468  Honolulu City & Cnty. Wastewater Syst. Rev., 8.62%, 7/1/23,
             Ser. 400 (FGIC) (acquired 7/3/01; cost--$3,134,043)                 Aaa/NR          3,536,573
                                                                                              ------------
           ILLINOIS--2.6%
    7,253  Cook Cnty., GO, 8.63%, 11/15/28, Ser. 458 (FGIC) (acquired
             7/3/01; cost--$6,327,551)                                           Aaa/NR          7,150,965
    6,900  Educational Fac. Auth. Rev., 8.91%, 7/1/26 (acquired 8/23/01;
             cost--$6,610,300)                                                    NR/AA          6,902,622
                                                                                              ------------
                                                                                                14,053,587
                                                                                              ------------
           MASSACHUSETTS--1.0%
    5,000  State Health & Educational Fac. Auth. Rev., 10.18%, 1/1/10
             (acquired 8/10/01; cost--$5,126,861)                                 NR/NR          5,435,300
                                                                                              ------------
           NEW YORK--1.2%
    6,500  City Muni. Water Auth. Rev., 8.65%, 6/15/05 (acquired 8/24/01,
             cost--$6,395,360)                                                    NR/AA          6,634,290
                                                                                              ------------
           TENNESSEE--1.1%
    5,000  Memphis Electricity System Rev., 8.63%, 12/1/11 (acquired
             11/26/03; cost--$6,182,516)                                         Aaa/NR          5,899,700
                                                                                              ------------
           TEXAS--2.6%
    4,250  Harris Cnty. Health Fac. Dev. Corp., 9.41%, 2/15/21 (acquired
             8/10/01; cost--$4,152,443)                                           NR/AA          4,318,000
    8,988  Harris Cnty. Health Fac. Dev. Corp., 9.38%, 7/1/29,
             Ser. 357 (MBIA) (acquired 6/29/01; cost--$8,442,719)                Aaa/NR          9,311,050
                                                                                              ------------
                                                                                                13,629,050
                                                                                              ------------
           WASHINGTON--0.9%
    4,500  Seattle, GO, 8.87%, 12/15/28, Ser. 348 (acquired 7/3/01;
             cost--$4,103,012)                                                   Aa1/NR          4,589,550
                                                                                              ------------
           Total Variable Rate Notes (cost-$50,474,805)                                         53,778,050
                                                                                              ------------

                           4.30.04  PIMCO Municipal Income Funds Annual Report 9

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-----------------------------------------------------------------------------------------------------------------
    Principal
       Amount                                                                      Credit Rating
        (000)                                                                      (Moody's/S&P)*          Value
-----------------------------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (c)(f)--1.8%

              CONNECTICUT--0.1%
 $      800   State Health & Education Facility Auth., Rev., Yale University,
                1.05%, 5/3/04                                                          Aaa/AAA       $    800,000
                                                                                                     ------------
              FLORIDA--0.2%
      1,160   Orange Cnty. School Board CP., 1.11%, 5/3/04, Ser. B (MBIA)              Aaa/AAA          1,160,000
                                                                                                     ------------
              MICHIGAN--0.0%
         10   Holt Public Schools, GO, 1.08%, 5/6/04                                   NR/AA+              10,000
                                                                                                     ------------
              NEVADA--0.3%
      1,400   Clark Cnty. School Dist., GO, 1.07%, 5/3/04 Ser. A                       Aaa/AAA          1,400,000
                                                                                                     ------------
              NEW JERSEY--0.4%
      1,900   New Jersey Educational Facility Auth., Rev., Princeton University,
                1.05%, 5/3/04                                                          Aaa/AAA          1,900,000
                                                                                                     ------------
              PENNSYLVANIA--0.3%
      1,800   Philadelphia Hospital & Higher Education Facility Auth. Rev.,
                1.10%, 5/3/04                                                          Aaa/AAA          1,800,000
                                                                                                     ------------
              VIRGINIA--0.5%
      2,700   Loudoun Cnty. Indl. Dev. Auth. Rev., Howard Hughes Med. Ctr.,
                1.08%, 5/3/04, Ser. C                                                  Aaa/AAA          2,700,000
                                                                                                     ------------
              Total Variable Rate Demand Notes (cost-$9,770,000)                                        9,770,000
                                                                                                     ------------
 U.S. TREASURY BILLS (g)--0.8%
      4,275   0.885%-0.9425%, 6/3/04-6/17/04 (cost-$4,270,389)                         Aaa/AAA          4,270,949
                                                                                                     ------------
              TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$526,823,454+)--100.0%              531,230,577
                                                                                                     ------------
 CALL OPTIONS WRITTEN (h)--(0.0)%

Contracts
---------
              U.S. Treasury Bond Futures, Chicago Board of Trade:
       (230)    Strike price $112, expires 8/27/04                                                       (158,125)
       (230)    Strike price $113, expires 8/27/04                                                       (118,594)
                                                                                                     ------------
              Total call options written (premiums received-$303,744)                                    (276,719)
                                                                                                     ------------
 PUT OPTIONS WRITTEN (h)--0.0%
              U.S. Treasury Bond Futures, Chicago Board of Trade:
        (73)    Strike price $106, expires 5/21/04 (premium received-$33,420)                             (59,312)
                                                                                                     ------------
              Total Options Written (premiums received-$337,164)                                         (336,031)
                                                                                                     ------------
              TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$526,486,290)--100.0%                  $530,894,546
                                                                                                     ------------



10 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004



--------------------------------------------------------------------------------

+ The cost basis of portfolio securities for federal income tax purposes is $526,823,454. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $16,239,567; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $11,832,444; net unrealized appreciation for federal income tax purposes is $4,407,123.

--------------------------------------------------------------------------------

























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          4.30.04  PIMCO Municipal Income Funds Annual Report 11

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)*          Value
-------------------------------------------------------------------------------------------------------------
 CALIFORNIA MUNICIPAL BONDS & NOTES--87.4%

 $  1,000  ABAG Fin. Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19              NR/BBB+      $  1,003,010
    1,000  ABAG Fin. Auth. for Nonprofit Corps., Rev., 5.375%, 11/15/25           NR/BBB            998,080
    1,385  Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)          Aaa/NR          1,461,743
    1,650  Apple Valley, CP, 5.375%, 6/1/21                                       NR/BBB          1,638,103
    2,000  Baldwin Park Monrovia School Facs., Grant Financing Auth.,
             5.00%, 10/1/36 (AMBAC)                                               Aaa/AAA         1,974,600
    6,405  Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)              Aaa/NR          6,755,994
    2,250  Capistrano Unified School Dist., Community Fac. Dist., Special
             Tax, 5.75%, 9/1/29                                                    NR/NR          2,257,515
    8,250  Carson Improvement Board Act 1915, Special Assessment,
             6.35%-6.375%, 9/2/23-9/2/31                                           NR/NR          8,528,123
    5,250  Central JT Powers Health Fin. Auth., CP, 5.75%, 2/1/31                Baa2/BBB         5,158,020
    4,140  Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B
             (FSA)                                                                Aaa/AAA         4,145,755
    7,750  Contra Costa Cnty. Public Fin. Auth., Tax Allocation Rev.,
             5.125%-5.85%, 8/1/19-8/1/33                                          NR/BBB          7,865,011
    2,750  CSUCI Fin. Auth. Rev., 5.00%, 9/1/31, Ser. A, (MBIA)                   Aaa/AAA         2,776,675
    3,635  Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)                 Aaa/AAA         3,657,973
    1,775  Educational Fac. Auth. Rev., zero coupon, 9/1/10 (AMBAC)               Aaa/AAA         1,399,943
   25,215  El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                       Aaa/AAA        25,036,644
   10,000  Foothill Eastern Corridor Agcy., Toll Road Rev.,
             zero coupon, 1/15/33-1/15/34                                         Baa3/NR         1,721,450
    4,170  Fremont Community Fac. Dist., Special Tax.,
             6.00%-6.30%, 9/1/18-9/1/31                                            NR/NR          4,224,902
           Golden State Tobacco Securization Corp., Tobacco Settlement Rev.,
   27,655    6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1,                          Baa2/BBB        25,909,100
      540    7.875%, 6/1/42, Ser. A-1                                            Baa2/BBB           573,156
           Health Fac. Fin. Auth. Rev.,
      500    5.00%, 3/1/33                                                         NR/A             476,510
    4,000    5.00%, 7/1/18-7/1/28, Ser. A                                        Baa1/BBB+        3,883,130
    5,315    5.125%, 7/1/18                                                        NR/A-          5,335,356
    3,000    5.25%, 10/1/14, Ser. B                                                A3/A           3,295,020
    6,250  Infrastructure & Economic Dev. Bank Rev., 5.00%, 7/1/36
             (AMBAC)                                                              Aaa/AAA         6,219,875
   14,000  La Quinta Redev. Agcy., Tax Allocation,
             5.00%-5.125%, 9/1/21-9/2/32 (AMBAC)                                  Aaa/AAA        14,035,610
    1,560  Lincoln Public Fin. Auth. Rev., 6.125%, 9/2/27                          NR/NR          1,581,403
      845  Los Angeles Community Redev. Agcy., Tax Allocation,
             5.875%-6.00%, 9/1/26-9/1/31, Ser. B,                                  NR/NR            807,966
    6,250  Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
             Tax Rev., 4.75%, 7/1/28, Ser. B,                                     Aaa/AAA         6,023,438
    3,250  Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E
             (MBIA)                                                               Aaa/AAA         3,366,968

12 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


------------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)*          Value
------------------------------------------------------------------------------------------------------------
           Los Angeles Water & Power Rev., Ser. A-A-1,
 $  3,000    5.00%, 7/1/11 (MBIA)                                                 Aaa/AAA      $  3,282,540
   13,000    5.25%, 7/1/21 (FSA)                                                  Aaa/AAA        13,598,130
    1,000  Menifee Union School Dist., Special Tax, 6.40%, 9/1/31                  NR/NR          1,017,280
    2,665  Merced Irrigation Dist. Elec. Syst. Rev., 6.50%, 9/1/22                Baa3/NR         2,752,758
    3,500  Metropolitan Water Dist., Waterworks Rev., 5.00%, 7/1/26,
             Ser. A (Pre-refunded @ 101, 1/1/08) (i)                              Aa2/AA          3,770,257
    5,820  Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)          Aaa/AAA         5,998,732
    3,730  Murrieta Valley Yuma Unified School Dist., Special Tax,
             6.30%-6.50%, 9/1/18-9/1/31                                            NR/NR          3,818,535
    6,255  Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)                Aaa/AAA         6,392,297
    1,080  Palm Springs Community Redev. Agcy., Tax Allocation,
             5.50%, 8/1/21                                                         NR/A-          1,107,940
    1,010  Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)          Aaa/AAA         1,191,063
    1,690  Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                NR/NR          1,728,921
    2,770  Rancho Mirage Redev. Agcy., Tax Allocation,
             5.50%-5.625%, 4/1/24-4/1/33                                         Baa1/BBB+        2,797,583
    8,305  Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                            Aaa/AAA         8,382,652
    1,000  Riverside Cnty. Pub. Financing., Tax Allocation,
             5.625%, 10/1/33, Ser. A                                             Baa2/BBB-        1,002,840
    1,850  Riverside Improvement Board Act 1915, Special Assessment,
             6.15%-6.375%, 9/2/19-9/2/26                                           NR/NR          1,878,196
      575  Roseville Woodcreek Community Fac. Dist., Special Tax,
             6.375%, 9/1/27                                                        NR/NR            596,333
    2,000  Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A                      NR/A+          1,992,600
    6,855  Sacramento Special Tax, 5.70%-6.15%, 9/1/21-9/1/26                      NR/NR          6,862,810
      545  San Diego Cnty., CP, 5.25%, 10/1/28                                     A2/NR            548,292
    1,000  San Diego Cnty., Water Auth. Rev., CP, 4.75%-5.00%,
             5/1/28-5/1/32, Ser. A                                                Aaa/AAA           989,590
    3,330  San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%,
             7/1/36 (AMBAC)                                                       Aaa/AAA         3,342,621
      720  San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
             6.125%, 8/1/31, Ser. B                                                NR/NR            734,450
    5,065  San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)                            Aaa/AAA         5,202,110
           San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev.,
             Ser. A,
    5,000    zero coupon, 1/15/19                                                Baa3/BBB-        4,127,700
    5,000    5.50%, 1/15/28                                                      Baa3/BBB-        4,679,550
      230  San Jose Improvement Board Act 1915, Special Assessment,
             5.60%, 9/2/17, Ser. 24Q                                               NR/NR            233,002
    5,000  San Jose Unified School Dist., Santa Clara Cnty.,
             GO, 5.125%, 8/1/25, Ser. D (FSA)                                     Aaa/NR          5,101,050
   26,450  San Juan Unified School Dist., GO,
             zero coupon, 8/1/22-8/1/26 (FSA)                                     Aaa/AAA         8,713,164
      600  Santa Ana Financing. Auth., Rev., 5.60% 9/1/19, Ser. C                 NR/BBB            614,040
    1,815  Santa Clara CP, 5.00%, 2/1/32 (AMBAC)                                  Aaa/AAA         1,796,051

                          4.30.04  PIMCO Municipal Income Funds Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


----------------------------------------------------------------------------------------------------------
 Principal
    Amount                                                                  Credit Rating
     (000)                                                                  (Moody's/S&P)*          Value
----------------------------------------------------------------------------------------------------------
 $  1,435  Santa Maria JT Union High School Dist., GO,
             5.25%, 8/1/25, Ser. A (FSA)                                        Aaa/AAA      $  1,477,734
           Statewide Community Dev. Auth., CP,
    8,000    5.375%, 4/1/30                                                     NR/BBB          7,455,520
    8,000    6.50%, 7/1/20                                                     Baa2/BBB         8,898,480
           Statewide Community Dev. Auth., Rev.,
   15,250    5.125%, 10/1/30, Ser. A,                                            NR/A+         14,256,462
    4,000    5.50%, 8/15/34, Ser. B                                              A2/A+          4,063,400
    9,900    6.625%, 10/1/31-11/1/31                                             NR/NR          9,820,600
    2,550    6.75%, 6/1/28 (a) (b) (acquired 7/3/01; cost-$2,550,000)            NR/NR          2,563,974
   10,800  Tobacco Securitization Auth. Rev., Ser. A,
             5.25%-5.375%, 6/1/31-6/1/41                                         A1/A           8,488,350
    6,865  Tustin Unified School Dist., Special Tax,
             5.50%-5.625%, 9/1/22-9/1/32                                         NR/NR          6,713,694
           University Rev.
   12,000    5.00%, 5/15/11-5/15/36, Ser. A (AMBAC)                             Aaa/AAA        12,137,760
    7,000    5.125%, 9/1/31, Ser. O (FGIC)                                      Aaa/AAA         7,077,490
    3,750  West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31                      Baa2/NR         3,753,075
                                                                                             ------------
           Total California Municipal Bonds & Notes (cost-$339,117,524)                       343,070,699
                                                                                             ------------
 OTHER MUNICIPAL BONDS & NOTES--5.7%

           ILLINOIS-1.4%
    5,500  Educational Facs. Auth Rev.s, 5.00% 7/1/33, Ser. A                   Aa1/AA          5,441,315
           LOUISIANA-0.4%
    1,750  Tobacco Settlement Finance Corp., 5.875%, 5/15/39 Ser. 2001-B         A1/A           1,458,765
           NEW JERSEY-1.3%
    6,210  Tobacco Settlement Finance Corp., 6.00%-6.125%,
             6/1/37-6/1/42                                                     Baa2/BBB         5,321,613
           PUERTO RICO-2.5%
    3,050  Commonwealth, GO, 5.50%, 7/1/12                                      NR/AAA          3,437,868
           Electric Power Auth. Power Rev.,
    1,250    5.125%, 7/1/29, Ser. NN                                             A3/A-          1,251,275
    5,000    5.25%, 7/1/29, Ser. HH (FSA)                                       Aaa/AAA         5,165,150
           SOUTH CAROLINA-0.1%
      340  Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30           Baa2/BBB           306,479
                                                                                             ------------
           Total Other Municipal Bonds & Notes (cost-$21,899,833)                              22,382,465
                                                                                             ------------
 CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)(e)-2.6%

   10,003  Los Angeles Wastewater Syst. Rev., RITES,
             8.72%, 6/1/28, Ser. 318 (FGIC) (acquired 7/3/01
             cost-$9,049,503)                                                    NR/NR         10,022,505
                                                                                             ------------
 CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (c)(f)-3.3%

    1,600  Health Facs. Financing Auth. Rev.,
             1.15%, 5/3/04, Ser. B, (AMBAC)                                    VMIG1/A1+        1,600,000
    1,000  Irvine Ranch Water Dist., GO,
             1.09%, 5/3/04                                                     VMIG1/AAA        1,000,000

14 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


-----------------------------------------------------------------------------------------------------------------
    Principal
       Amount                                                                     Credit Rating
        (000)                                                                     (Moody's/S&P)*          Value
-----------------------------------------------------------------------------------------------------------------
 $      800   Irvine Unified School Dist., Special Tax,
                1.09%, 5/3/04                                                        VMIG1/NR      $    800,000
              Metropolitan Water Dist., Southern CA. Waterworks Rev.,
      4,100     1.02%, 5/3/04 Ser. C-2                                              VMIG1/A-1+        4,100,000
      2,500     1.05%, 5/3/04 Ser. C-2                                              VMIG1/A-1+        2,500,000
      1,300     1.09%, 5/3/04 Ser. B-1                                              VMIG1/A-1+        1,300,000
      1,500   Pollution Control Financing Auth., 0.97%, 5/3/04                      VMIG1/AAA         1,500,000
                                                                                                   ------------
              Total California Short-Term Variable Rate Notes
                (cost-$12,800,000)                                                                   12,800,000
                                                                                                   ------------
 U.S. TREASURY BILLS (g)-1.1%

      4,470   0.86%-0.96%, 6/3/04-6/17/04 (cost-$4,465,209)                           Aaa/AAA         4,465,793
                                                                                                   ------------
              TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                (cost-$387,332,069+)-100.1%                                                         392,741,462
                                                                                                   ------------
 CALL OPTIONS WRITTEN (h)-(0.1)%

  Contracts
-----------
              U.S. Treasury Bond Futures, Chicago Board of Trade:
       (170)    Strike price $112, expires 8/27/04                                                     (116,875)
       (170)    Strike price $113, expires 8/27/04                                                      (87,656)
                                                                                                   ------------
              Total call options written (premiums received-$224,506)                                  (204,531)
                                                                                                   ------------
 PUT OPTIONS WRITTEN (h)-0.0%


              U.S. Treasury Bond Futures, Chicago Board of Trade:
       (290)    Strike price $106, expires 5/21/04 (premium received-$132,766)                         (235,625)
                                                                                                   ------------
              Total Options Written (premiums received-357,272)                                        (440,156)
                                                                                                   ------------
              TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost-$386,974,797)-100.0%                 $392,301,306
                                                                                                   ------------

--------------------------------------------------------------------------------

+ The cost basis of portfolio securities for federal income tax purposes is $387,332,069. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,783,605; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,374,212; net unrealized appreciation for federal income tax purposes is $5,409,393.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                         4.30.04  PIMCO Municipal Income Funds Annual Report 15

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


------------------------------------------------------------------------------------------------------------
 Principal
  Amount                                                                     Credit Ratings
   (000)                                                                     (Moody's/S&P)*          Value
------------------------------------------------------------------------------------------------------------
 NEW YORK MUNICIPAL BONDS & NOTES--83.1%

 $  3,265  Albany Indl. Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A        Baa2/NR      $  3,251,418
    1,000  Long Island Power Auth. Elec. Syst. Rev., 5.375%,
             5/1/33 Ser. L (acquired 6/29/03; cost-$999,184) (b)                 Baa1/A-         1,011,890
           Metropolitan Transportation Auth., NY Service Contract, Ser. A,
    6,040    5.00%, 7/1/25 (FGIC)                                                Aaa/AAA         6,071,771
    8,150    5.00%, 7/1/30 (AMBAC)                                               Aaa/AAA         8,160,269
    1,375    5.125%, 1/1/29                                                      A3/AA-          1,368,235
    1,500  Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35       Baa1/BBB         1,451,730
           New York City, GO, Ser. J,
    5,000    5.125%, 5/15/29 (MBIA)                                              Aaa/AAA         5,042,450
      300    5.25%, 6/1/28                                                        A2/A             304,749
    2,000  New York City Indl. Dev. Agcy. Rev., 6.00%, 11/1/28                    NR/NR          1,440,000
           New York City Muni. Water Fin. Auth., Water & Sewer
             Syst., Rev.,
    7,605    4.75%, 6/15/31, Ser. A (FGIC)                                       Aaa/AAA         7,334,946
    7,000    5.125%, 6/15/21, Ser. A (AMBAC)                                     Aaa/AAA         7,215,180
    5,000    5.125%, 6/15/33, Ser. C                                             Aa2/AA          5,034,350
    5,000    5.25%, 6/15/25, Ser. D                                              Aa2/AA          5,122,450
    2,750  New York City Transitional Fin. Auth., Rev., 4.75%, 11/15/23
             Ser. B                                                              Aa2/AA+         2,715,488
    1,000  Niagara Falls Public Water Auth., Water & Sewer Syst. Rev.,
             5.00%, 7/1/34, Ser. A (MBIA)                                        Aaa/AAA           999,930
           Port Auth. of New York & New Jersey Rev.,
    8,000    5.00%, 7/15/28-9/1/38                                               A1/AA-          7,890,080
    4,515  Sachem Central School District of Holbrook, GO., 5.00%,
             10/15/30, Ser. B (MBIA)                                             Aaa/AAA         4,535,137
    6,550  State Dormitory Auth. Lease Rev., 4.75%, 1/15/29 Ser. 1 (FSA)         Aaa/AAA         6,345,836
    1,435  State Dormitory Auth. Rev., Augustana Lutheran Home for the
             Aged Inc., 5.50%, 2/1/41 (MBIA)                                     Aaa/AAA         1,481,077
    8,000  State Dormitory Auth. Rev., Lenox Hill Hosp. Oblig. Group,
             5.50%, 7/1/30                                                        A3/NR          8,205,360
    4,000  State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                               Aa2/AA          4,014,320
    8,000  State Dormitory Auth. Rev., Mental Health Services Fac.
             Improvement, Ser. D (MBIA)
             4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (i)                    Aaa/AAA         7,774,849
      100  State Dormitory Auth. Rev., Mortgage Nursing Home Rev.,
             5.40%-5.50%, 2/1/31-2/1/41 (MBIA)                                   Aaa/AAA           102,511
    1,825  State Dormitory Auth. Rev., Mount Sinai Health,
             6.50%-6.625%, 7/1/18-7/1/25, Ser. A                                 Ba1/BB          1,833,067
    7,000  State Dormitory Auth. Rev., New York & Presbyterian Hosp.,
             4.75%, 8/1/27 (AMBAC)                                               Aaa/AAA         6,760,600

16 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


--------------------------------------------------------------------------------------------------------------
 Principal
  Amount                                                                        Credit Ratings
   (000)                                                                        (Moody's/S&P)*         Value
--------------------------------------------------------------------------------------------------------------
  $  845   State Dormitory Auth. Rev., New York Univ.,
             5.50%, 7/1/20-7/1/21, Ser. 2 (AMBAC)                                  Aaa/AAA      $    911,015
   2,250   State Dormitory Auth. Rev., New York Univ.,
             5.00%, 7/1/11, Ser. B (MBIA)                                          Aaa/NR          2,455,943
           State Dormitory Auth. Rev., State Univ., Ser B. (FSA)
   1,045     4.75%, 5/15/28                                                        Aaa/AAA         1,014,371
   1,270     4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (i)                      Aaa/AAA         1,387,767
   1,275   State Dormitory Auth. Rev., Winthrop Univ. Hosp. Assoc.,
             5.25%, 7/1/31, Ser. A (AMBAC)                                         Aaa/AAA         1,301,189
   5,000   State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E                 Aa3/AA-         5,066,500
   3,975   State Urban Dev. Corp. Rev., 4.75%, 1/1/28, Ser. B (AMBAC)              Aaa/AAA         4,331,359
     130   Tobacco Trust II Rev., 5.625%-5.75%, 6/1/35-6/1/43                     Baa1/BBB           116,225
   7,000   Triborough Bridge & Tunnel Auth. Rev.,
             5.00%, 1/1/27-1/1/32, Ser. A                                          Aa3/AA-         6,952,430
   2,945   Warren & Washington Cntys, Industrial Development Agency,
             Glens Falls Hospital Project, 5.00%, 12/1/27, Ser C (FSA)             Aaa/AAA         2,956,014
                                                                                                ------------
           Total New York Municipal Bonds & Notes (cost-$129,306,237)                            131,960,506
                                                                                                ------------
 OTHER MUNICIPAL BONDS & NOTES--5.2%

           ILLINOIS--2.5%
   4,000   Illinois Educational Facilities Auth Rev., 5.00%, 7/1/33, Ser. A        Aa1/AA          3,957,320
                                                                                                ------------
           LOUISIANA--0.4%
     750   Tobacco Settlement Finance Corp., 5.875%, 5/15/39, Ser. 2001-B         Baa3/BBB           625,185
                                                                                                ------------
           PUERTO RICO--2.3%
   1,500   Commonwealth Hwy. & Transportation Auth. Rev., 5.25%, 7/1/38,
             Ser. D                                                                Baa1/A          1,520,745
   1,500   Commonwealth Public Improvement 5.00%, 7/1/11, Ser A                    Baa1/A-         1,617,630
     500   Electric Power Authority Power Rev., 5.125%, 7/1/29, Ser NN              A3/A-            500,510
                                                                                                ------------
                                                                                                   3,638,885
                                                                                                ------------
           Total Other Municipal Bonds & Notes (cost-$8,231,796)                                   8,221,390
                                                                                                ------------
 NEW YORK VARIABLE RATE NOTES (b)(c)(d)--8.8%

   5,173   New York City Transitional Fin. Auth. Rev.,
             8.12%, 11/1/23, Ser. 362 (acquired 8/9/01; cost-$4,649,623)           Aa2/NR          5,042,981
           Tobacco Trust II Rev.,
   4,240     9.374%, 12/1/09, 886-A (acquired 8/2/01; cost-$4,321,763)              A1/A           3,457,126
   6,780     9.612%, 12/1/09, 886-B 9 (acquired 8/2/01; cost-$7,022,487)            A1/A           5,402,507
                                                                                                ------------
           Total New York Variable Rate Notes (cost-$15,993,676)                                  13,902,614
                                                                                                ------------

                          4.30.04  PIMCO Municipal Income Funds Annual Report 17

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004


--------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                      Credit Ratings
    (000)                                                                      (Moody's/S&P)*          Value
--------------------------------------------------------------------------------------------------------------
NEW YORK SHORT-TERM VARIABLE RATE DEMAND NOTES (C)(F)--2.1%
$ 2,000   New York Local Government Assistance Corp., 1.03%, 5/5/04,
            Ser. A                                                                 Aaa/AAA        $  2,000,000
  1,400   State Dormitory Auth. Rev., Cornell Univ., 1.08%, 5/3/04, Ser. B       VMIG1/A-1+          1,400,000
                                                                                                  ------------
            Total New York Short-Term Variable Rate Demand Notes
            (cost-$3,400,000)                                                                        3,400,000
                                                                                                  ------------
U.S. TREASURY BILLS (g)--0.9%

  1,490   0.885%-0.943%, 6/3/04-6/17/04, (cost-$1,488,394)                         Aaa/AAA           1,488,582
                                                                                                  ------------
          TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
            (cost-$158,420,103+)--100.1%                                                           158,973,092
                                                                                                  ------------
CALL OPTIONS WRITTEN (h)--(0.1)%

Contracts  U.S. Treasury Bond Futures, Chicago Board of Trade:
    (70)  Strike price $112, expires 8/27/04                                                           (48,125)
    (70)  Strike price $113, expires 8/27/04                                                           (36,094)
                                                                                                  ------------
          Total call options written (premiums received-$92,444)                                       (84,219)
                                                                                                  ------------
PUT OPTIONS WRITTEN (h)--(0.0)%

          U.S. Treasury Bond Futures, Chicago Board of Trade:
     (9)    Strike price $106, expires 5/21/04 (premium received-$4,120)                                (7,312)
                                                                                                  ------------
          Total options written (premiums received-$96,564)                                            (91,531)
                                                                                                  ------------
          TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
            (cost-$158,323,539+)--100.0%                                                          $158,881,561
                                                                                                  ------------

--------------------------------------------------------------------------------

+ The cost basis of portfolio securities for federal income tax purposes is $158,420,122. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,933,440; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,380,470; net unrealized appreciation for federal income tax purposes is $552,970.


















18 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited

(a)  Illiquid Security.

(b) Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securites is $63,097,864 or 11.9% of investments, $12,586,479 or 3.2% of investments and $14,914,504 or 9.4% of investments, respectively, for Municipal, California Municipal and New York Municipal.

(c) Variable Rate Notes -- instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $53,778,050 or 10.1% of investments, $10,022,505 or 2.6% of investments and $13,902,614 or 8.8% of investments, respectively, for Municipal, California Municipal and New York Municipal.

(e) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)  Maturity date shown is date of next call.

(g) All or partial principal amount segregated as initial margin on futures contracts.

(h)  Non-income producing securities.

(i) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

--------------------------------------------------------------------------------

GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FSA -- insured by Financial Security Assurance, Inc.
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- not rated
Radian - insured by Radian Guaranty Inc.
RITES -- Residual Interest Tax Exempt Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          4.30.04  PIMCO Municipal Income Funds Annual Report 19

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004
--------------------------------------------------------------------------------

                                                                                 California         New York
                                                                Municipal         Municipal        Municipal
                                                          ---------------   ---------------   --------------
ASSETS:
Investments, at value (cost-$526,823,454, $387,332,069
  and $158,420,103, respectively)                            $531,230,577      $392,741,462     $158,973,092
--------------------------------------------------------    -------------     -------------     ------------
Cash                                                            1,330,895         1,098,529          715,594
--------------------------------------------------------    -------------     -------------     ------------
Interest receivable                                            10,757,103         6,052,913        3,049,233
--------------------------------------------------------    -------------     -------------     ------------
Receivable for investments called                               1,220,000                --               --
--------------------------------------------------------    -------------     -------------     ------------
Receivable for variation margin on futures contracts              459,934           421,125          124,740
--------------------------------------------------------    -------------     -------------     ------------
Prepaid expenses                                                   11,745             7,760            3,018
--------------------------------------------------------    -------------     -------------     ------------
  Total Assets                                                545,010,254       400,321,789      162,865,677
--------------------------------------------------------    -------------     -------------     ------------

LIABILITIES:

Dividends payable to common and preferred shareholders          1,985,607         1,385,478          557,230
--------------------------------------------------------    -------------     -------------     ------------
Payable for variation margin on futures contracts                 585,500           392,000          175,750
--------------------------------------------------------    -------------     -------------     ------------
Options written, at value (premiums received--$337,164,
  $357,272, and $96,564, respectively)                            336,031           440,156           91,531
--------------------------------------------------------    -------------     -------------     ------------
Investment management fees payable                                201,961           148,124           60,452
--------------------------------------------------------    -------------     -------------     ------------
Accrued expenses                                                  117,283            98,678           58,907
--------------------------------------------------------    -------------     -------------     ------------
  Total Liabilities                                             3,226,382         2,464,436          943,870
--------------------------------------------------------    -------------     -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  8,000, 6,000 AND 2,520, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                  200,000,000       150,000,000       63,000,000
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $341,783,872      $247,857,353      $98,921,807
--------------------------------------------------------    -------------     -------------     ------------

COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common stock (no par value):
  Paid-in capital                                            $343,902,892      $252,748,809     $104,267,867
--------------------------------------------------------    -------------     -------------     ------------
Undistributed net investment income                             8,001,325         3,965,290          994,944
--------------------------------------------------------    -------------     -------------     ------------
Accumulated net realized loss on investments                  (18,537,663)      (17,169,911)      (8,083,541)
--------------------------------------------------------    -------------     -------------     ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                 8,417,318         8,313,165        1,742,537
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $341,783,872      $247,857,353      $98,921,807
--------------------------------------------------------    -------------     -------------     ------------
Common Shares Outstanding                                      24,226,494        17,811,229        7,359,308
--------------------------------------------------------    -------------     -------------     ------------
NET ASSET VALUE PER COMMON SHARE                                   $14.11            $13.92           $13.44
--------------------------------------------------------    -------------     -------------     ------------



20 PIMCO Municipal Income Funds Annual Report  4.30.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF OPERATIONS
For the year ended April 30, 2004
--------------------------------------------------------------------------------

                                                                                 California          New York
                                                                Municipal         Municipal         Municipal
                                                            --------------   ---------------   ---------------
INTEREST INCOME:
Interest                                                      $31,477,392       $21,271,945        $8,485,146
---------------------------------------------------------    ------------      ------------      ------------

EXPENSES:
Investment management fees                                      3,522,016         2,593,575         1,057,662
---------------------------------------------------------    ------------      ------------      ------------
Auction agent fees and commissions                                527,767           392,464           163,954
---------------------------------------------------------    ------------      ------------      ------------
Custodian and accounting agent fees                               114,102           103,339            67,363
---------------------------------------------------------    ------------      ------------      ------------
Reports to shareholders                                            83,838            47,439            20,419
---------------------------------------------------------    ------------      ------------      ------------
Audit and tax services                                             64,497            59,482            40,967
---------------------------------------------------------    ------------      ------------      ------------
Transfer agent fees                                                34,970            34,132            32,966
---------------------------------------------------------    ------------      ------------      ------------
Trustees' fees and expenses                                        27,235            22,568            11,132
---------------------------------------------------------    ------------      ------------      ------------
Investor relations                                                 24,927            18,087             7,693
---------------------------------------------------------    ------------      ------------      ------------
New York Stock Exchange listing fees                               23,954            23,792             1,557
---------------------------------------------------------    ------------      ------------      ------------
Insurance expense                                                  13,046            10,147             5,545
---------------------------------------------------------    ------------      ------------      ------------
Miscellaneous                                                      14,038            13,248            11,803
---------------------------------------------------------    ------------      ------------      ------------
  Total expenses                                                4,450,390         3,318,273         1,421,061
---------------------------------------------------------    ------------      ------------      ------------
  Less: investment management fees waived                      (1,083,697)         (798,023)         (325,434)
---------------------------------------------------------    ------------      ------------      ------------
   custody credits earned on cash balances                         (1,392)           (1,769)           (1,557)
---------------------------------------------------------    ------------      ------------      ------------
  Net expenses                                                  3,365,301         2,518,481         1,094,070
---------------------------------------------------------    ------------      ------------      ------------
NET INVESTMENT INCOME                                         $28,112,091       $18,753,464        $7,391,076
---------------------------------------------------------    ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
  Investments                                                   1,492,298        (1,563,611)         (616,273)
---------------------------------------------------------    ------------      ------------      ------------
  Futures contracts                                            (5,118,827)       (2,616,216)       (2,446,659)
---------------------------------------------------------    ------------      ------------      ------------
  Options written                                               2,205,620         1,015,173           898,603
---------------------------------------------------------    ------------      ------------      ------------
Net change in unrealized appreciation/depreciation on:
---------------------------------------------------------
  Investments                                                  (2,821,695)       (4,934,804)          523,550
---------------------------------------------------------    ------------      ------------      ------------
  Futures contracts                                             3,310,180         2,476,562           980,929
---------------------------------------------------------    ------------      ------------      ------------
  Options written                                                 105,881           (14,209)           34,302
---------------------------------------------------------    ------------      ------------      ------------
Net realized and unrealized loss on investments, futures
  contracts and options written                                  (826,543)       (5,637,105)         (625,548)
---------------------------------------------------------    ------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                    $27,285,548       $13,116,359        $6,765,528
---------------------------------------------------------    ------------      ------------      ------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                              (1,799,570)       (1,198,190)         (515,620)
---------------------------------------------------------    ------------      ------------      ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS             $25,485,978       $11,918,169        $6,249,908
---------------------------------------------------------    ------------      ------------      ------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          4.30.04  PIMCO Municipal Income Funds Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS    STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                                     Municipal
                                                                         ----------------------------------
                                                                               Year ended        Year ended
                                                                           April 30, 2004    April 30, 2003
                                                                         ----------------   ---------------
INVESTMENT OPERATIONS:
Net investment income                                                      $ 28,112,091       $ 28,236,360
----------------------------------------------------------------------    -------------      -------------
Net realized loss on investments, futures contracts and options
  written                                                                    (1,420,909)       (17,116,754)
----------------------------------------------------------------------    -------------      -------------
Net change in unrealized appreciation/depreciation of investments,
  futures contracts and options written                                         594,366         11,056,671
----------------------------------------------------------------------    -------------      -------------
Net increase in net assets resulting from investment operations              27,285,548         22,176,277
----------------------------------------------------------------------    -------------      -------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                        (1,799,570)        (2,299,781)
----------------------------------------------------------------------    -------------      -------------
Net realized gains                                                                   --           (114,138)
----------------------------------------------------------------------    -------------      -------------
Total dividends and distributions on preferred shares                        (1,799,570)        (2,413,919)
----------------------------------------------------------------------    -------------      -------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                       25,485,978         19,762,358
----------------------------------------------------------------------    -------------      -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                       (23,568,259)       (23,364,852)
----------------------------------------------------------------------    -------------      -------------
Net realized gains                                                                   --           (907,918)
----------------------------------------------------------------------    -------------      -------------
Total dividends and distributions to common shareholders                    (23,568,259)       (24,272,770)
----------------------------------------------------------------------    -------------      -------------

CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------
Reinvestment of dividends and distributions                                   2,178,230          3,495,385
----------------------------------------------------------------------    -------------      -------------
Total increase (decrease) in net assets applicable to common
  shareholders                                                                4,095,949         (1,015,027)
----------------------------------------------------------------------    -------------      -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                           337,687,923        338,702,950
----------------------------------------------------------------------    -------------      -------------
End of year (including undistributed net investment of $8,001,325 and
  $5,257,063, $3,965,290 and $2,860,275, and $994,944 and
  $718,920, respectively)                                                  $341,783,872       $337,687,923
----------------------------------------------------------------------    -------------      -------------

COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
  AND DISTRIBUTIONS:                                                            155,843            243,737
----------------------------------------------------------------------    -------------      -------------



22 PIMCO Municipal Income Funds Annual Report  4.30.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            California                             New York
             Municipal                            Municipal
-----------------------------------   ----------------------------------

      Year ended         Year ended         Year ended        Year ended
  April 30, 2004     April 30, 2003     April 30, 2004    April 30, 2003
----------------   ----------------   ----------------   ---------------
  $ 18,753,464       $ 19,843,263        $ 7,391,076       $ 7,544,964
 -------------      -------------       ------------      ------------
    (3,164,654)       (13,895,334)        (2,164,329)       (5,953,984)
 -------------      -------------       ------------      ------------
    (2,472,451)        15,066,673          1,538,781         2,557,403
 -------------      -------------       ------------      ------------
    13,116,359         21,014,602          6,765,528         4,148,383
 -------------      -------------       ------------      ------------
    (1,198,190)        (1,716,314)          (515,620)         (718,510)
 -------------      -------------       ------------      ------------
            --                 --                 --                --
 -------------      -------------       ------------      ------------
    (1,198,190)        (1,716,314)          (515,620)         (718,510)
 -------------      -------------       ------------      ------------
    11,918,169         19,298,288          6,249,908         3,429,873
 -------------      -------------       ------------      ------------
   (16,450,259)       (16,367,945)        (6,599,432)       (6,536,786)
 -------------      -------------       ------------      ------------
            --                 --                 --                --
 -------------      -------------       ------------      ------------
   (16,450,259)       (16,367,945)        (6,599,432)       (6,536,786)
 -------------      -------------       ------------      ------------
       558,093          2,219,123            948,252         1,017,328
 -------------      -------------       ------------      ------------

    (3,973,997)         5,149,466            598,728        (2,089,585)
 -------------      -------------       ------------      ------------
   251,831,350        246,681,884         98,323,079       100,412,664
 -------------      -------------       ------------      ------------
  $247,857,353       $251,831,350        $98,921,807       $98,323,079
 -------------      -------------       ------------      ------------
        40,062            155,749             70,499            72,990
 -------------      -------------       ------------      ------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          4.30.04  PIMCO Municipal Income Funds Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New York Municipal"), collectively referred to as the "Funds", were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC (the "Investment Manager," formerly known as PIMCO Advisors Fund Management LLC), serves as the Funds' Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM"). ADAM is an indirect majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of no par value common stock authorized.

Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York state and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(a) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's Investments are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(d) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash


24 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involve the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(e) OPTION TRANSACTIONS

For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(f) RESIDUAL INTEREST MUNICIPAL BONDS

The Funds invest in Residual Interest Tax Exempt Bonds ("RITES") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RITES typically will involve greater risk than an investment in a fixed rate bond.

(g) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital.

(h) CUSTODY CREDITS ON CASH BALANCES

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.


                          4.30.04  PIMCO Municipal Income Funds Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

2. INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of each Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.25% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2006, and will receive an increasing amount (not to exceed 0.37% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,354,622, $997,529 and $406,793 in connection with sub-advisory services for Municipal, California Municipal and New York Municipal, respectively, for the year ended April 30, 2004.


3. INVESTMENTS IN SECURITIES

(a) For the year ended April 30, 2004, purchases and sales of investments, other than short-term securities, were:


                                             California            New York
                        Municipal             Municipal           Municipal
--------------------------------------------------------------------------------
Purchases               $81,992,614         $ 94,204,355         $66,921,669
Sales                   $83,234,398         $138,690,455         $60,302,013


(b)  Futures contracts outstanding at April 30, 2004:

                                                                  # of       Expiration      Unrealized
Fund                Type                                        Contracts       Date        Appreciation
-----------------------------------------------------------------------------------------------------------
Municipal               Short: U.S. Treasury 30 Year Bond        1,264         6/21/04       $4,009,062
                                                                                             ==========
California Municipal    Short: U.S. Treasury 30 Year Bond          844         6/21/04       $2,986,656
                                                                                             ==========
New York Municipal      Short: U.S. Treasury 30 Year Bond          377         6/21/04       $1,184,515
                                                                                             ==========


26 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONCLUDED)

(c)  Transactions in options written for the year ended April 30, 2004 were:


                                                         Contracts       Premiums
-----------------------------------------------------------------------------------
Municipal:
----------
Options outstanding, April 30, 2003                           667      $    521,190
Options written                                             6,151         5,068,823
Options expired                                            (1,534)         (993,934)
Option terminated in closing purchase transactions         (2,749)       (2,210,820)
Options exercised                                          (2,002)       (2,048,095)
                                                         --------      ------------
Options outstanding, April 30, 2004                           533      $    337,164
                                                         ========      ============
California Municipal:
---------------------
Options outstanding, April 30, 2003                           350      $    267,012
Options written                                             4,550         3,945,748
Option expired                                               (402)         (326,762)
Options terminated in closing purchase transactions        (1,999)       (1,515,647)
Options exercised                                          (1,869)       (2,013,079)
                                                         --------      ------------
Options outstanding, April 30, 2004                           630      $    357,272
                                                         ========      ============
New York Municipal:
-------------------
Options outstanding, April 30, 2003                           169      $    130,794
Options written                                             2,213         1,612,465
Options expired                                              (828)         (437,408)
Options terminated in closing purchase transactions          (778)         (658,208)
Options exercised                                            (627)         (551,079)
                                                         --------      ------------
Options outstanding, April 30, 2004                           149      $     96,564
                                                         ========      ============


4. INCOME TAX INFORMATION

Municipal:
----------

The tax character of dividends and distributions paid were:

                                        Year Ended                 Year Ended
                                      April 30, 2004             April 30, 2003
                                      --------------             --------------
Ordinary Income                            $506,889                 $1,424,818
Tax Exempt Income                       $24,860,940                $25,261,871

At April 30, 2004, the tax character of distributable earnings of $8,001,325 was comprised entirely of tax exempt income.

At April 30, 2004, Municipal had a capital loss carryforward of $14,527,467, ($12,636,579 of which expires in 2011 and $1,890,888 of which expires in 2012) available as a reduction to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.


California Municipal:
---------------------

The tax character of dividends paid were:

                                        Year Ended                 Year Ended
                                      April 30, 2004             April 30, 2003
                                      --------------             --------------
Ordinary Income                            $362,889                  $392,046
Tax Exempt Income                       $17,285,560               $17,692,213


                          4.30.04  PIMCO Municipal Income Funds Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

4. INCOME TAX INFORMATION (CONCLUDED)

At April 30, 2004, the tax basis of distributable earnings of $3,965,290 was comprised entirely of tax exempt income.

At April 30, 2004, California Municipal had a capital loss carryforward of $14,266,137, ($2,250 of which will expire in 2010, $9,872,564 of which will expire in 2011 and $4,391,323 of which will expire in 2012), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

New York Municipal:
-------------------

The tax character of dividends paid were:

                                                                  July 1, 2002
                                         Year Ended                 through
                                       April 30, 2004            April 30, 2003
                                       --------------            --------------
Ordinary Income                              $48,250                   $22,716
Tax Exempt Income                         $7,066,802                $5,997,367

During the year ended April 30, 2003, New York Municipal changed its tax fiscal year end from June 30 to April 30.

At April 30, 2004, the tax basis of distributable earnings of $994,944 was comprised entirely of tax exempt income.

At April 30, 2004, New York Municipal had a capital loss carryforward of $6,893,974 ($4,214,928 of which will expire in 2011 and $2,679,046 of which will expire in 2012), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.


5. AUCTION PREFERRED SHARES

Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.


28 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

5. AUCTION PREFERRED SHARES (CONCLUDED)

For the year ended April 30, 2004, the annualized dividend rates ranged from:

                                High           Low            At April 30, 2004
--------------------------------------------------------------------------------
Municipal:
----------
  Series A                      1.75%         0.40%                      1.02%
  Series B                      1.75%         0.40%                      1.02%
  Series C                      1.30%         0.70%                      1.02%
  Series D                      1.75%         0.40%                      1.02%
  Series E                      1.75%         0.49%                      1.10%

California Municipal:
---------------------
  Series A                      1.70%         0.40%                      1.02%
  Series B                      1.25%         0.40%                      0.45%
  Series C                      1.75%         0.40%                      1.05%

New York Municipal:
-------------------
  Series A                      1.75%         0.40%                      1.02%


The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On May 3, 2004, the following dividends were declared to common shareholders payable June 1, 2004 to shareholders of record on May 14, 2004:

          Municipal                      $0.08125 per common share
          California Municipal             $0.077 per common share
          New York Municipal               $0.075 per common share

On June 1, 2004, the following dividends were declared to common shareholders payable July 1, 2004 to shareholders of record on June 11, 2004:

          Municipal                      $0.08125 per common share
          California Municipal             $0.077 per common share
          New York Municipal               $0.075 per common share


7. LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain of its affiliates and Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman and a trustee of the Funds) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Funds and the Funds are not named in the complaint.


                          4.30.04  PIMCO Municipal Income Funds Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
April 30, 2004
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONCLUDED)

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Funds have been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Funds), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

It is possible that these matters and/or other developments from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and their shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services related to the Funds.


30 PIMCO Municipal Income Funds Annual Report  4.30.04

               PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS


For a share of common stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                           Municipal
                                                    -------------------------------------------------------
                                                                                             For the period
                                                                                             June 29, 2001*
                                                          Year ended       Year ended               through
                                                      April 30, 2004   April 30, 2003        April 30, 2002
                                                    ---------------- ----------------   -------------------
Net asset value, beginning of period                       $14.03           $14.22             $14.33**
---------------------------------------------------      --------         --------           --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                        1.16             1.19               0.91
---------------------------------------------------      --------         --------           --------
Net realized and unrealized loss on investments,
futures contracts and options written                       (0.03)           (0.26)             (0.07)
---------------------------------------------------      --------         --------           --------
Total from investment operations                             1.13             0.93               0.84
---------------------------------------------------      --------         --------           --------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:

Net investment income                                       (0.07)           (0.10)             (0.09)
---------------------------------------------------      --------         --------           --------
Net realized gains                                             --            (0.00)+            (0.00)+
---------------------------------------------------      --------         --------           --------
Total dividends and distributions on preferred
 shares                                                     (0.07)           (0.10)             (0.09)
---------------------------------------------------      --------         --------           --------
Net increase in net assets applicable to common
 shares resulting from investment operations                 1.06             0.83               0.75
---------------------------------------------------      --------         --------           --------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:

Net investment income                                       (0.98)           (0.98)             (0.71)
---------------------------------------------------      --------         --------           --------
Net realized gains                                             --            (0.04)             (0.02)
---------------------------------------------------      --------         --------           --------
Total dividends and distributions to common
 shareholders                                               (0.98)           (1.02)             (0.73)
---------------------------------------------------      --------         --------           --------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in
 capital                                                       --               --             (0.03)
---------------------------------------------------      --------         --------           --------
Preferred shares offering costs/underwriting
 discounts charged to paid-in capital                          --               --              (0.10)
---------------------------------------------------      --------         --------           --------
Total capital share transactions                               --               --              (0.13)
---------------------------------------------------      --------         --------           --------
Net asset value, end of period                             $14.11           $14.03             $14.22
---------------------------------------------------      --------         --------           --------
Market price, end of period                                $13.55           $14.22             $14.70
---------------------------------------------------      --------         --------           --------
TOTAL INVESTMENT RETURN (1)                                  2.15%            3.79%              3.10%
---------------------------------------------------      --------         --------           --------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders,
 end of period (000)                                     $341,784         $337,688           $338,703
---------------------------------------------------      --------         --------           --------
Ratio of expenses to average net assets (2)(3)(5)            0.98%            1.00%              0.91%(4)
---------------------------------------------------      --------         --------           --------
Ratio of net investment income to average net
 assets (2)(5)                                               8.22%            8.21%              7.64%(4)
---------------------------------------------------      --------         --------           --------
Preferred shares asset coverage per share                 $67,719          $67,206            $67,332
---------------------------------------------------      --------         --------           --------
Portfolio turnover                                             16%              27%                39%
---------------------------------------------------      --------         --------           --------


*     Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

+     Less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)   Annualized.

(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.30% and 7.91%, respectively, for the year ended April 30, 2004, 1.32% and 7.89%, respectively for the year ended April 30, 2003 and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          4.30.04  PIMCO Municipal Income Funds Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                          California
                                                                           Municipal
                                                    -------------------------------------------------------
                                                                                             For the period
                                                                                             June 29, 2001*
                                                          Year ended       Year ended               through
                                                      April 30, 2004   April 30, 2003        April 30, 2002
                                                    ---------------- ----------------   -------------------
Net asset value, beginning of period                         $14.17           $14.00              $14.33**
---------------------------------------------------        --------         --------            --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                          1.05             1.12                0.83
---------------------------------------------------        --------         --------            --------
Net realized and unrealized gain (loss) on
investments, futures contracts and options
written                                                       (0.31)            0.07               (0.25)
---------------------------------------------------        --------         --------            --------
Total from investment operations                               0.74             1.19                0.58
---------------------------------------------------        --------         --------            --------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                             (0.07)           (0.10)              (0.09)
---------------------------------------------------        --------         --------            --------
Net increase in net assets applicable to common
shares resulting from investment operations                    0.67             1.09                0.49
---------------------------------------------------        --------         --------            --------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                         (0.92)           (0.92)              (0.68)
---------------------------------------------------        --------         --------            --------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in
capital                                                          --               --               (0.03)
---------------------------------------------------        --------         --------            --------
Preferred shares offering costs/underwriting
discounts charges to paid-in capital                             --               --               (0.11)
---------------------------------------------------        --------         --------            --------
Total capital share transactions                                 --               --               (0.14)
---------------------------------------------------        --------         --------            --------
Net asset value, end of period                               $13.92           $14.17              $14.00
---------------------------------------------------        --------         --------            --------
Market price, end of period                                  $13.19           $14.15              $14.71
---------------------------------------------------        --------         --------            --------
TOTAL INVESTMENT RETURN (1)                                   (0.28)%           2.64%               2.82%
---------------------------------------------------        --------         --------            --------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------
Net assets applicable to common shareholders,
end of period (000)                                        $247,857         $251,831            $246,682
---------------------------------------------------        --------         --------            --------
Ratio of expenses to average net assets (2)(3)(5)              1.01%            1.03%               0.94%(4)
---------------------------------------------------        --------         --------           ---------
Ratio of net investment income to average net
assets (2)(5)                                                  7.53%            7.89%               7.03%(4)
---------------------------------------------------        --------         --------           ---------
Preferred share asset coverage per share                    $66,306          $66,967             $66,109
---------------------------------------------------        --------         --------           ---------
Portfolio turnover                                               25%              15%                 45%
---------------------------------------------------        --------         --------           ---------


*    Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized. (2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)  Annualized.

(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.33% and 7.21%, respectively for the year ended April 30, 2004, 1.34% and 7.58%, respectively for the year ended April 30, 2003 and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.


32 PIMCO Municipal Income Funds Annual Report  4.30.04
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS


For a share of common stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                               New York
                                                                              Municipal
                                                       --------------------------------------------------------
                                                                                                 For the period
                                                                                                 June 29, 2001*
                                                             Year ended       Year ended                through
                                                         April 30, 2004   April 30, 2003         April 30, 2002
                                                       ---------------- ----------------   --------------------
Net asset value, beginning of period                           $13.49           $13.92                $14.33**
-------------------------------------------------------       -------          -------              --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                            1.00             1.04                  0.82
-------------------------------------------------------       -------          -------              --------
Net realized and unrealized loss on
investments, futures contracts and options
written                                                         (0.08)           (0.47)                (0.26)
-------------------------------------------------------       -------          -------              --------
Total from investment operations                                 0.92             0.57                  0.56
-------------------------------------------------------       -------          -------              --------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:

Net investment income                                           (0.07)           (0.10)                (0.09)
-------------------------------------------------------       -------          -------              --------
Net realized gains                                                                  --                 (0.01)
-------------------------------------------------------       -------          -------              --------
Total dividends and distributions on preferred
shares                                                          (0.07)           (0.10)                (0.10)
-------------------------------------------------------       -------          -------              --------
Net increase in net assets applicable to
common shares resulting from investment
operations                                                       0.85             0.47                  0.46
-------------------------------------------------------       -------          -------              --------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:

Net investment income                                           (0.90)           (0.90)                (0.67)
-------------------------------------------------------       -------          -------              --------
Net realized gains                                                 --               --                 (0.05)
-------------------------------------------------------       -------          -------              --------
Total dividends and distributions to common
shareholders                                                    (0.90)           (0.90)                (0.72)
-------------------------------------------------------       -------          -------              --------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to
paid-in capital                                                    --               --                 (0.03)
-------------------------------------------------------       -------          -------              --------
Preferred shares offering costs/underwriting
discounts charged to paid-in-capital                               --               --                 (0.12)
-------------------------------------------------------       -------          -------              --------
Total capital share transactions                                   --               --                 (0.15)
-------------------------------------------------------       -------          -------              --------
Net asset value, end of period                                 $13.44           $13.49                $13.92
-------------------------------------------------------       -------          -------              --------
Market price, end of period                                    $12.70           $13.55                $14.20
-------------------------------------------------------       -------          -------              --------
TOTAL INVESTMENT RETURN (1)                                      0.21%            1.82%                (0.34)%
-------------------------------------------------------       -------          -------              --------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common
shareholders, end of period (000)                             $98,922          $98,323              $100,413
-------------------------------------------------------       -------          -------              --------
Ratio of expenses to average net asset
(2)(3)(5)                                                        1.10%            1.13%                 1.04%(4)
-------------------------------------------------------       -------          -------              --------
Ratio of net investment income to average net
assets (2)(5)                                                    7.41%            7.46%                 7.07%(4)
-------------------------------------------------------       -------          -------              --------
Preferred shares asset coverage per share                     $64,251          $64,016               $64,834
-------------------------------------------------------       -------          -------              --------
Portfolio turnover                                                 39%              23%                   51%
-------------------------------------------------------       -------          -------              --------


*     Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)   Annualized.

(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.43% and 7.08%, respectively for the year ended April 30, 2004, 1.45% and 7.14%, respectively for the year ended April 30, 2003 and 1.34% (annualized) and 6.77% (annualized), respectively for the period June 29, 2001 (commencement of operations) through April 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                         4.30.04  PIMCO Municipal Income Funds Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS    REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund (collectively hereafter referred to as the "Funds") at April 30, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period June 29, 2001 (commencement of operations) through April 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
June 25, 2004







34 PIMCO Municipal Income Funds Annual Report  4.30.03

PIMCO MUNICIPAL INCOME FUNDS    PRIVACY POLICY, PROXY VOTING POLICIES AND
                                PROCEDURES, OTHER INFORMATION (unaudited)
--------------------------------------------------------------------------------

PRIVACY POLICY:


OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.


OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.


RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.


SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.


SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.


IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Funds at (800) 331-1710 (ii) on the Funds' website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

OTHER INFORMATION:

Since April 30, 2003, there have been no: (i) material changes in the Funds' investment objectives or policies; (ii) changes to the Funds' charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds: or (iv) change in the persons primarily responsible for the day-to-day management of the Funds' portfolio.


                          4.30.04  PIMCO Municipal Income Funds Annual Report 35

PIMCO MUNICIPAL INCOME FUNDS TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------
Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds' tax year end (April 30, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended April 30, 2004 were federally exempt interest dividends. Although these Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:



Municipal                            2.00%
California Municipal                 2.06%
New York Municipal                   0.68%

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2003. The amount that will be reported, will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended April 30, 2004. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2005, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.











36 PIMCO Municipal Income Funds Annual Report  4.30.04

PIMCO MUNICIPAL INCOME FUNDS DIVIDEND REINVESTMENT PLAN (unaudited)
--------------------------------------------------------------------------------
Pursuant to the Funds' Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders
(the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan
Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds' transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.


                          4.30.04  PIMCO Municipal Income Funds Annual Report 37

PIMCO MUNICIPAL INCOME FUNDS BOARD OF TRUSTEES (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
----------------------------------------   -------------------------------------------------------------------------
STEPHEN TREADWAY                           Managing Director, Allianz Dresdner Asset Management of America L.P.;
1345 Avenue of the Americas                Managing Director and Chief Executive Officer, PA Fund Management
New York, NY 10105                         LLC; Managing Director and Chief Executive Officer, PA Distributors LLC;
Age: 56                                    Member of the Board of Management of Allianz Dresdner Asset
Trustee since: 2001                        Management GmbH. Mr. Treadway serves as a director/trustee and
Term of office: Expected to stand for      holds various executive officer positions in connection with Allianz
 re-election at 2005 annual meeting of     Dresdner Asset Management of America L.P.'s affiliated open and
 shareholders.                             closed-end mutual funds.
Trustee/Director of 61 funds in Fund
 Complex
Trustee/Director of no funds outside of
 Fund Complex

PAUL BELICA                                Director, Student Loan Finance Corp., Education Loans, Inc., Goal
1345 Avenue of the Americas                Funding I, Inc., Goal Funding II, Inc. and Surety Loan Funding, Inc.;
New York, NY 10105                         Formerly, senior executive and member of the Board of Smith Barney,
Age: 82                                    Harris Upham & Co.; and the CEO of five State of New York agencies.
Trustee since: 2001
Term of office: Expected to stand for
 re-election at 2004 annual meeting of
 shareholders.
Trustee/Director of 20 funds in Fund
 Complex
Trustee of 10 funds outside of Fund
 Complex

ROBERT E. CONNOR                           Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
1345 Avenue of the Americas                Office, Smith Barney, Inc.
New York, NY 10105
Age: 69
Trustee since: 2001
Term of office: Expected to stand for
 re-election at 2006 annual meeting of
 shareholders.
Trustee/Director of 20 funds in Fund
 Complex
Trustee of no funds outside of
 Fund Complex

JOHN J. DALESSANDRO II                     Formerly, President and Director, J.J. Dalessandro II Ltd. registered
1345 Avenue of the Americas                broker-dealer and member of the New York Stock Exchange.
New York, NY 10105
Age: 66
Trustee since: 2001
Term of office: Expected to stand for
 re-election at 2004 annual meeting of
 shareholders.
Trustee of 15 funds in Fund Complex
Trustee of no funds outside of Fund
 Complex

HANS W. KERTESS                            President, H Kertess & Co.; Formerly, Managing Director, Royal Bank of
1345 Avenue of the Americas                Canada Capital Markets.
New York, NY 10105
Age: 64
Trustee since: 2001
Term of office: Expected to stand for
 re-election at 2006 annual meeting of
 shareholders.
Trustee of 15 funds in Fund Complex
Trustee of no funds outside of Fund
 Complex

R. PETER SULLIVAN III                      Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
1345 Avenue of the Americas                Wagner Stott Mercator LLC), specialist firm on the New York Stock
New York, NY 10105                         Exchange.
Age: 62
Trustee since: 2002
Term of office: Expected to stand for
 re-election at 2005 annual meeting of
 shareholders.
Trustee of 10 funds in Fund Complex
Trustee of no funds outside of Fund
 Complex

38 PIMCO Municipal Income Funds Annual Report  4.30.04

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                          4.30.04  PIMCO Municipal Income Funds Annual Report 39

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40 PIMCO Municipal Income Funds Annual Report  4.30.04

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
  Trustee, Chairman, Chairman of the Board

Paul Belica
  Trustee

Robert E. Connor
  Trustee

John J. Dalessandro II
  Trustee

Hans W. Kertess
  Trustee

R. Peter Sullivan III
  Trustee

Brian S. Shlissel
  President & Chief Executive Officer

Newton B. Schott, Jr.
  Vice President & Secretary

Mark V. McCray
  Vice President

Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

Jennifer A. Patula
  Assistant Secretary


INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710

ITEM 2. CODE OF ETHICS

         (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

         (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

         a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor")for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,200 in 2003 and $41,667 in 2004.

         b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $6,713 in 2003 and $7,262 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

         c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $7,200 in 2003 and $7,200 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

         d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

         e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

             PIMCO Municipal Income Funds (THE "FUNDS")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

   a review of the nature of the professional services expected to provided,

   the fees to be charged in connection with the services expected to be provided,

   a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firms's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

   Annual Fund financial statement audits
   Seed audits (related to new product filings, as required)
   SEC and regulatory filings and consents
   Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Accounting consultations
   Fund merger support services
   Agreed upon procedure reports (inclusive of quarterly review of Basic
      Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
   Other attestation reports
   Comfort letters
   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Tax compliance services related to the filing or amendment of the following:
      Federal, state and local income tax compliance; and, sales and use tax compliance
      Timely RIC qualification reviews
      Tax distribution analysis and planning
      Tax authority examination services
      Tax appeals support services
      Accounting methods studies
      Fund merger support service
      Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

   Bookkeeping or other services related to the accounting records or financial statements of the Funds
   Financial information systems design and implementation
   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

   Actuarial services
   Internal audit outsourcing services
   Management functions or human resources
   Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

     (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and(ii) with respect to such services provided to Accounting Affiliates, five percent (5%)of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

     (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

     (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

     e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

     f)   Not applicable

     g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2003 Reporting Period was $3,223,981 and the 2004 Reporting Period was $4,298,980.

     h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure requirement not currently effective

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)  Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d)  Exhibit 99.Code Eth - Code of Ethics



Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2004